FINANCING RECEIVABLES - Non-Accrual Status (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total Lease Receivable and Loan Receivable Portfolio Segments
Financing Receivables on Non-accrual Status
Total Receivables	$ 177	$ 185
Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	38	40
Lease receivables | Americas
Financing Receivables on Non-accrual Status
Total Receivables	22	23
Lease receivables | EMEA
Financing Receivables on Non-accrual Status
Total Receivables	14	2
Lease receivables | Asia Pacific
Financing Receivables on Non-accrual Status
Total Receivables	3	14
Loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	138	145
Loan receivables | Americas
Financing Receivables on Non-accrual Status
Total Receivables	71	128
Loan receivables | EMEA
Financing Receivables on Non-accrual Status
Total Receivables	59	5
Loan receivables | Asia Pacific
Financing Receivables on Non-accrual Status
Total Receivables	$ 9	$ 12